Leases (Details) - Schedule of Supplemental Cash Flow Information Related to Leases - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	¥ 8,984	¥ 5,065	¥ 11,512
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations	¥ 5,602	¥ 8,787	¥ 16,305